Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,929.3	$ 4,787.5
Accumulated amortization	(1,862.1)	(1,360.4)
Net	3,067.2	3,427.1
Liquor licenses and restricted covenants	75.3	70.7
Total intangible assets, gross	5,004.6	4,858.2
Total intangible assets, net	$ 3,142.5	3,497.8
Trade names
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	40 years
Gross carrying amount	$ 1,965.2	1,910.9
Accumulated amortization	(177.2)	(123.4)
Net	$ 1,788.0	1,787.5
Beneficial lease rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	12 years
Gross carrying amount	$ 918.3	936.1
Accumulated amortization	(355.7)	(280.6)
Net	$ 562.6	655.5
Customer prescription files
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 1,486.4	1,468.4
Accumulated amortization	(1,078.1)	(784.4)
Net	$ 408.3	684.0
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 4.3	3.5
Accumulated amortization	(2.5)	(1.9)
Net	$ 1.8	1.6
Specialty accreditation
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	6 years
Gross carrying amount	$ 18.0	0.0
Accumulated amortization	(2.3)	0.0
Net	$ 15.7	0.0
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (Years)	5 years
Gross carrying amount	$ 537.1	468.6
Accumulated amortization	(246.3)	(170.1)
Net	$ 290.8	$ 298.5